Business Description and Basis of Presentation (Details Narrative) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	May 03, 2024 shares	Apr. 16, 2024 USD ($)	May 15, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)
Number of active reinsurance contracts | Integer					8
Investments					$ 39,614	$ 17,469
Proceeds from sale of subsidiary					6,500
Non-cash imairment charge					1,400
Subsequent Event [Member]
Number of shares issued | shares	338,560
Cash proceeds from sale				$ 1,300
FG Communities Inc [Member]
Investments							$ 2,000	$ 2,000
FG Group Holdings Inc [Member]
Proceeds from issuance initial public offering						2,411
Non-cash imairment charge					$ 1,400
FG Group Holdings Inc [Member] | Subsequent Event [Member]
Number of shares issued | shares	338,560
Proceeds from sale of subsidiary		$ 6,500
Cash proceeds from sale		$ 1,300
Strong Global Entertainment Inc [Member]
Number of shares issued | shares			5,999,999
Proceeds from issuance initial public offering						2,411
Strong Global Entertainment Inc [Member] | General and Administrative Expense [Member]
Management and corporate services costs						$ 300	$ 900
Strong Global Entertainment Inc [Member] | IPO [Member]
Proceeds from issuance initial public offering			$ 1,300
Fundamental Global GP, LLC [Member]
Common shares percentage					28.30%
Common Class A [Member] | Strong Global Entertainment Inc [Member] | IPO [Member]
Number of shares issued | shares			1,000,000
Share price | $ / shares			$ 4.00
Proceeds from issuance initial public offering			$ 1,300
Estimated offering costs			$ 2,200
Common Class A [Member] | Strong Global Entertainment [Member]
Common shares percentage					76.00%
Common Class A [Member] | Strong Global Entertainment [Member] | FG Group Holdings Inc [Member]
Common shares percentage						76.00%
Common Class B [Member] | Strong Global Entertainment [Member]
Common shares percentage					100.00%
Common Class B [Member] | Strong Global Entertainment [Member] | FG Group Holdings Inc [Member]
Common shares percentage						100.00%